Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
Intangible Assets

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Cost	Accumulated Amortization	Net Book Value
September 30, 2016
Licenses	$462,234	$354,179	$108,055
Patents	1,893,185	1,858,932	34,253
Total	$2,355,419	$2,213,111	$142,308
December 31, 2015
Licenses	$462,234	$333,732	$128,502
Patents	1,893,185	1,832,955	60,230
Total	$2,355,419	$2,166,687	$188,732

Amortization expense was $15,589 and $55,929 for the three months ended September 30, 2016 and 2015, respectively, and $46,424 and $165,288 for the nine months ended September 30, 2016 and 2015, respectively.

Based on the balance of licenses and patents at September 30, 2016, the annual amortization expense for each of the succeeding four years is expected to approximate as follows:

Amortization Expense
October 1 thru December 31, 2016	$15,376
2017	$61,800
2018	$37,300
2019	$27,832

License fees and royalty payments are expensed as incurred as the Company does not attribute any future benefits to such payments.

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Weighted Average Remaining Amortization Period (Years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2015
Licenses	3.8	$462,234	$333,732	$128,502
Patents	1.1	1,893,185	1,832,955	60,230
Total	1.9	$2,355,419	$2,166,687	$188,732
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$1,945,470	$409,949

Amortization expense was $221,217 and $222,563 in 2015 and 2014, respectively.

Based on the balance of licenses and patents at December 31, 2015, the annual amortization expense for each of the succeeding four years is expected to approximate as follows:

Year	Amortization Expense
2016	$61,800
2017	$61,800
2018	$37,300
2019	$27,832

License fees and royalty payments are expensed annually as incurred, as the Company does not attribute any future benefits of such payments.